CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Interest Income:
Loans	$ 6,304	€ 4,545	€ 4,966	€ 5,051
Securities available-for-sale	505	364	650	761
Securities held-to-maturity	122	88	58	123
Trading assets	172	124	184	191
Securities purchased under agreements to resell	8	6	19	32
Interest-bearing deposits with banks	26	19	30	63
Other	43	31	27	39
Total interest income	7,180	5,177	5,934	6,260
Interest Expense:
Deposits	(2,779)	(2,004)	(2,517)	(2,265)
Securities sold under agreements to repurchase	(80)	(58)	(60)	(122)
Other borrowed funds	(146)	(105)	(71)	(25)
Long-term debt	(76)	(55)	(81)	(198)
Other	(15)	(11)	(5)	(2)
Total interest expense	(3,096)	(2,233)	(2,734)	(2,612)
Net interest income before provision for loan losses	4,084	2,944	3,200	3,648
Provision for loan losses	(1,344)	(969)	(2,322)	(3,703)
Net interest income after provision for loan losses	2,740	1,975	878	(55)
Non-interest income /(loss):
Credit card fees	287	207	228	198
Service charges on deposit accounts	141	102	97	78
Other fees and commissions	684	493	456	436
Net trading loss	412	297	(1,366)	(1,877)
Equity in earnings of investees and realized gains/(losses) on disposal	8	6	15	9
Other non-interest income	1,115	804	917	862
Total non-interest income / (loss) excluding gains / losses on investment securities	2,647	1,909	347	(294)
Net realized gains/(losses) on sales of available-for-sale securities	347	250	350	(19)
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)	(395)	(285)	(410)	(9,174)
Net gains / (losses) on available for sale and held to maturitity securities	(48)	(35)	(60)	(9,193)
Total non-interest income / (loss)	2,599	1,874	287	(9,487)
Non-interest expense:
Salaries	(1,607)	(1,159)	(1,176)	(1,183)
Employee benefits	(498)	(359)	(204)	(243)
Voluntary early retirement schemes	0	0	0	0
Occupancy expenses	(97)	(70)	(83)	(89)
Equipment expenses	(75)	(53)	(59)	(60)
Depreciation of premises and equipment	(154)	(111)	(114)	(122)
Amortization of intangible assets	(139)	(100)	(110)	(99)
Impairment of goodwill	12	9	123	419
Deposit insurance premium	(121)	(87)	(49)	(58)
Other non-interest expense	(2,309)	(1,665)	(1,595)	(2,233)
Total non-interest expense	(5,012)	(3,613)	(3,513)	(4,506)
Income / (loss) before income tax	327	236	(2,348)	(14,048)
Income tax expense	(232)	(167)	(169)	(459)
Net income / (loss)	95	69	(2,517)	(14,507)
Less: Net income attributable to the non-controlling interest	(44)	(32)	(20)	(32)
NET INCOME / (LOSS) attributable to NBG shareholders	51	37	(2,537)	(14,539)
Earnings / (loss) per share	95	69	(2,517)	(14,507)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(1,839)	(1,326)	134	(950)
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR (875) million in 2011, EUR 133 million in 2012 and EUR 14 million in 2013)	(8)	(6)	596	(3,256)
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR 4 million in 2011, EUR (70) million in 2012 and EUR (38) million in 2013)	(294)	(212)	(280)	15
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 1,354 million in 2011, EUR 61 million in 2012 and EUR 32 million in 2013)	202	146	251	5,608
Total net (losses)/gains on available-for-sale securities	(100)	(72)	567	2,367
Pension (liability)/asset (net of tax expense/(benefit) of EUR 1 million in 2011, EUR (1) million in 2012 and EUR 3 million in 2013)	50	36	(32)	29
Total other comprehensive income / (loss), net of tax	(1,889)	(1,362)	669	1,446
Comprehensive loss	(1,794)	(1,293)	(1,848)	(13,061)
Less: Comprehensive income attributable to the non-controlling interest	24	17	(34)	(2)
Comprehensive loss attributable to NBG shareholders	$ (1,770)	€ (1,276)	€ (1,882)	€ (13,063)
Earnings / Loss per share
Basic EPS	$ 0.04	€ 0.03	€ (13.36)	€ (76.62)
Diluted EPS	$ 0.04	€ 0.03	€ (13.36)	€ (76.62)